Related Party Transactions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Related Party Transactions (Tables) [Line Items]
Schedule of related party transactions
	September 30,	December 31,
	2021	2020
Convertible promissory note issued to Keith Hayter, 10% interest, unsecured, matures August 31, 2022, debt premium of $1,359,761	$1,823,793	$-
Promissory note issued to Mark Porter, 9% interest, unsecured, matures December 15, 2021	100,000	-
Total	$1,923,793	$-

Spectrum Global Solutions, Inc. [Member]
Related Party Transactions (Tables) [Line Items]
Schedule of related party transactions
	December 31,	December 31,
	2020	2019
Convertible promissory note issued to Keith Hayter, 10% interest, unsecured, matures August 31, 2022	$554,031	$-
Convertible promissory note issued to Roger Ponder, 10% interest, unsecured, matures August 31, 2022	23,894	-
Promissory note issued to Roger Ponder, 10% interest, unsecured, due on demand	-	18,858
Promissory note issued to Keith Hayter, 10% interest, unsecured, due on demand	-	130,000
Promissory note issued to Keith Hayter, 10% and 8% interest, unsecured, due on demand	-	85,000
Promissory note issued to Keith Hayter, 8% interest, unsecured, due on demand	-	80,000
Promissory note issued to Keith Hayter, 10% interest, unsecured, matures August 11, 2020	-	170,000
Loan with WaveTech GmbH, 8% interest, due on demand	-	3,000,000
Total	$577,925	$3,483,858